Additional Paid-In Capital (Schedule Of Additional Paid-In Capital) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Warrants [Member]
Balance, beginning of year		$ 10,288
Warrants issued		3,260
Warrant exercised		(601)
Warrants expired		(11)
Balance, end of period	12,936	12,936
Stock Based Compensation [Member]
Balance, beginning of year	7,655	5,065
Stock options exercised		(50)
Stock options expired		(1,585)
Stock options amortization	370	1,081
Restricted stock units expensed	372	3,144
Restricted stock units vested	(410)
Balance, end of period	7,987	7,655
Compensation Options [Member]
Balance, beginning of year	294	588
Compensation options exercised		(294)
Compensation options expired	(294)
Balance, end of period		294
Other Paid-In Capital [Member]
Balance, beginning of year	11,270	8,729
Warrant exercised		601
Warrants expired		11
Stock options exercised		50
Stock options expired		1,585
Compensation options exercised		294
Compensation options expired	294
Balance, end of period	11,564	11,270
Additional Paid-In Capital [Member]
Balance, beginning of year	32,155	24,670
Warrants issued		3,260
Stock options amortization	370	1,081
Restricted stock units expensed	372	3,144
Restricted stock units vested	(410)
Balance, end of period	$ 32,487	$ 32,155